DERIVATIVE FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 10. DERIVATIVE FINANCIAL INSTRUMENTS

As of March 31, 2022, the Company no longer has any derivatives.

The Company’s convertible promissory notes and detachable warrants gave rise to derivative financial instruments. The notes embodied certain terms and conditions that were not clearly and closely related to the host debt agreement in terms of economic risks and characteristics. These terms and features consist of the embedded conversion option. Additionally, the detachable warrants contained terms and features that gave rise to derivative liability classification. As of June 30, 2021, the Company does not have enough authorized shares to settle all potential conversion and warrant transactions.

The following tables summarize the components of the Company’s derivative liabilities and linked common shares as of June 30, 2021 and the amounts that were reflected in income related to derivatives for the period ended:

	June 30, 2021
The financings giving rise to derivative financial instruments	Indexed Shares* (in millions)	Fair Values
Embedded derivatives	563	$1,577,001
Total	563	$1,577,001

*	including principal and interest

The following table summarizes the effects on the Company’s gain (loss) associated with changes in the fair values of the derivative financial instruments by type of financing for the period ended June 30, 2021:

The financings giving rise to derivative financial instruments and the gain (loss) effects:	June 30, 2021
Embedded derivatives	$7,103,673
Total	$7,103,673

Current accounting principles that are provided in ASC 815 - Derivatives and Hedging require derivative financial instruments to be classified in liabilities and carried at fair value with changes recorded in income. The Company has selected the Binomial Lattice Model, which approximates the Monte Carlo Simulations, valuation technique to fair value the compound embedded derivative because it believes that this technique is reflective of all significant assumption types, and ranges of assumption inputs, that market participants would likely consider in transactions involving compound embedded derivatives. Such assumptions include, among other inputs, interest risk assumptions, credit risk assumptions and redemption behaviors in addition to traditional inputs for option models such as market trading volatility and risk-free rates. The Binomial Lattice Model technique is a level three valuation technique because it requires the development of significant internal assumptions in addition to observable market indicators. For instruments in which the time to expiration has expired, the Company has utilized the intrinsic value as the fair value. The intrinsic value is the difference between the quoted market price on the valuation date and the applicable conversion price.

Significant inputs and results arising from the Monte Carlo Simulation process are as follows for the embedded derivatives that have been bifurcated from the convertible notes and classified in liabilities:

June 30, 2021
Quoted market price on valuation date	$0.0046
Range of effective contractual conversion rates	$0.0018
Contractual term to maturity	NA
Market volatility:
Volatility	NA
Risk-adjusted interest rate	NA

The following table reflects the issuances of compound embedded derivatives and detachable warrants and changes in fair value inputs and assumptions related to the embedded derivatives and detachable warrants during the nine months ended March 31, 2022 and the year ended June 30, 2021.

		Year Ended
	March 31, 2022	June 30, 2021
Balances at beginning of period	$1,577,001	$13,249,507
Issuances:
Embedded derivatives	-	50,000

Conversions:
Embedded derivatives	-	-

Reclassifications to equity:
Embedded derivatives	-	(4,448,276)

Changes in fair value inputs and assumptions reflected in income	(1,577,001)	(7,274,230)

Balances at end of period	$-	$1,577,001

NOTE 8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company’s convertible promissory notes and detachable warrants gave rise to derivative financial instruments. The notes embodied certain terms and conditions that were not clearly and closely related to the host debt agreement in terms of economic risks and characteristics. These terms and features consist of the embedded conversion option. Additionally, the detachable warrants contained terms and features that gave rise to derivative liability classification. As of June 30, 2021, the Company does not have enough authorized shares to settle all potential conversion and warrant transactions.

The following tables summarize the components of the Company’s derivative liabilities and linked common shares as of June 30, 2021 and 2020 and the amounts that were reflected in income related to derivatives for the period ended:

	June 30, 2021
The financings giving rise to derivative financial instruments	Indexed Shares* (in millions)	Fair Values
Embedded derivatives	563	$1,577,001
Total	563	$1,577,001

*including principal and interest

	June 30, 2020
The financings giving rise to derivative financial instruments	Indexed Shares* (in millions)	Fair Values
Embedded derivatives	68,617	$13,249,507
Total	68,617	$13,249,507

*including principal and interest

The following table summarizes the effects on the Company’s gain (loss) associated with changes in the fair values of the derivative financial instruments by type of financing for the years ended June 30, 2021 and 2020:

	For the Years Ended
The financings giving rise to derivative financial instruments and the gain (loss) effects:	June 30, 2021	June 30, 2020
Embedded derivatives	$7,274,230	$(10,018,665)
Total	$7,274,230	$(10,018,665)

Current accounting principles that are provided in ASC 815 - Derivatives and Hedging require derivative financial instruments to be classified in liabilities and carried at fair value with changes recorded in income. The Company has selected the Binomial Lattice Model, which approximates the Monte Carlo Simulations, valuation technique to fair value the compound embedded derivative because it believes that this technique is reflective of all significant assumption types, and ranges of assumption inputs, that market participants would likely consider in transactions involving compound embedded derivatives. Such assumptions include, among other inputs, interest risk assumptions, credit risk assumptions and redemption behaviors in addition to traditional inputs for option models such as market trading volatility and risk-free rates. The Binomial Lattice Model technique is a level three valuation technique because it requires the development of significant internal assumptions in addition to observable market indicators. For instruments in which the time to expiration has expired, the Company has utilized the intrinsic value as the fair value. The intrinsic value is the difference between the quoted market price on the valuation date and the applicable conversion price.

Significant inputs and results arising from the Monte Carlo Simulation process are as follows for the embedded derivatives that have been bifurcated from the convertible notes and classified in liabilities:

	June 30, 2021	June 30, 2020
Quoted market price on valuation date	$0.0046	$0.0003
Range of effective contractual conversion rates	$0.0018	$0.00005 - $0.00029
Contractual term to maturity	NA	NA
Market volatility:
Volatility	NA	NA
Risk-adjusted interest rate	NA	NA

The following table reflects the issuances of compound embedded derivatives and detachable warrants and changes in fair value inputs and assumptions related to the embedded derivatives and detachable warrants during the years ended June 30, 2021 and 2020.

	Year Ended	Year Ended
	June 30, 2021	June 30, 2020
Balances at beginning of period	$13,249,507	$3,230,842
Issuances:
Embedded derivatives	50,000	-
Conversions:
Embedded derivatives	-	-
Reclassifications to equity:
Embedded derivatives	(4,448,276)	-
Changes in fair value inputs and assumptions reflected in income	(7,274,230)	10,018,665

Balances at end of period	$1,577,001	$13,249,507